Related party transactions	12 Months Ended
Dec. 31, 2024
Related party transactions
Related party transactions

37. Related party transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control or jointly control the other party or to exercise significant influence over the other party in making financial and operational decisions. Parties are also considered to be related if they are under common control or if both entities are joint ventures of the same entity. Members of key management and their close family members are also considered as related parties of the Group.

The following significant transactions were carried out between the Group and its related parties during the years presented. In the opinion of the Directors of the Company, the related party transactions were carried out in the ordinary course of business and at terms negotiated between the Group and the respective related parties.

(a)Significant transactions with related parties

●	Transactions with certain shareholders

The Group has commercial arrangements with two of the Group’s shareholders in the ordinary course of business, namely Alibaba and its subsidiaries (“Alibaba Group”), and Tencent and its subsidiaries (“Tencent Group”).

Transactions with Alibaba Group

The Group has commercial arrangements with Alibaba Group primarily related to ride hailing and enterprise solutions services. The services provided to Alibaba Group are conducted on an arm’s length basis compared with similar unrelated parties. All the revenues generated from Alibaba Group amounted to RMB113,545, RMB157,375, and RMB204,138 for the years ended December 31, 2022, 2023, and 2024, respectively.

The Group also has commercial arrangement with Alibaba Group primarily related to cloud communication services, colocation services and information technology platform services. The costs and expenses related to these services that were provided by Alibaba Group amounted to RMB83,796, RMB103,539, and RMB142,702 for the years ended December 31, 2022, 2023, and 2024, respectively.

Transactions with Tencent Group

The Group has commercial arrangements with Tencent Group primarily related to ride hailing and enterprise solutions services, online advertising services as well as licensing services. The services provided to Tencent Group are conducted on an arm’s length basis compared with similar unrelated parties. All the revenues generated from Tencent Group amounted to RMB341,127, RMB59,743, and RMB86,142 for the years ended December 31, 2022, 2023, and 2024, respectively.

The Group also has commercial arrangements with Tencent Group primarily related to payment processing services, colocation services, cloud communication services as well as promotion services. The costs and expenses related to these services that were provided by Tencent Group amounted to RMB730,966, RMB1,378,110, and RMB1,510,770 for the years ended December 31, 2022, 2023, and 2024, respectively.

In addition, the Group has made certain financing transactions together with Softbank. The agreements for Softbank’s investments in those financing transactions were disclosed in Note 33.

●	Transactions with Chengxin

As described in Note 23, the Group received its share of Chengxin’s assets of RMB1,935,171 upon the completion of the distribution in July 2022. Prior to the distribution, the Group’s transactions with Chengxin were insignificant.

●	Transactions with other investees

The Group has commercial arrangements with certain of its investees to provide or receive technical support services and other services. The amounts relating to these services provided or received are not significant. The Group also entered into loan agreements with some investees.

37. Related party transactions (Continued)

(b)Year end balances with related parties

	As of January 1,	As of December 31,
	2022	2022	2023	2024
	RMB	RMB	RMB	RMB

(i) Due from related parties
Alibaba Group and Tencent Group	66,641	45,162	81,496	93,668
Others*	48,598	52,727	415,778	260,043
	115,239	97,889	497,274	353,711

(ii) Due to related parties
Alibaba Group and Tencent Group	140,557	198,102	263,646	236,156
Others	108,845	41,361	67,727	179,082
	249,402	239,463	331,373	415,238
*

The Group entered into loan agreements with certain investees. Pursuant to these agreements, the Group’s loan receivable balance was nil, RMB35,535, RMB314,573, and RMB200,312 as of January 1, 2022, December 31, 2022, 2023, and 2024, respectively.

(c)Key management compensation

	Year ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

Fees	408	—	—
Basic salaries, bonuses, social security and others	46,825	44,650	36,605
Pension costs – defined contribution plans	533	530	357
Share-based compensation expenses	522,314	372,708	281,298
Total	570,080	417,888	318,260